Expense Example (Invesco V.I. Mid Cap Core Equity Fund, Series II shares, Invesco V.I. Mid Cap Core Equity Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Mid Cap Core Equity Fund | Series II shares, Invesco V.I. Mid Cap Core Equity Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 130
3 Years	406
5 Years	702
10 Years	$ 1,545